Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Balance as at 1 January 2018	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Disposal of subsidiary	Effects of movements in exchange rates	Transfer to investment property	Balance as at 31 December 2018
Cost
Network infrastructure (All operational)	15,480,128	650,610	(232,888)	2,270,262	—	(15,081)	979,247	—	19,132,278
Land and buildings	786,058	28,828	(2,535)	156,540	—	—	6,831	(45,821)	929,901
Equipment, fixtures and fittings	728,202	59,311	(15,827)	10,712	—	(4,041)	25,143	—	803,500
Motor vehicles	37,216	3,121	(775)	—	—	(1,400)	1,944	—	40,106
Leasehold improvements	314,867	5,998	(547)	3,123	—	(1,639)	5,690	—	327,492
Construction in progress	672,294	2,260,360	(670)	(2,448,448)	(10,744)	—	39,295	—	512,087

Total	18,018,765	3,008,228	(253,242)	(7,811)	(10,744)	(22,161)	1,058,150	(45,821)	21,745,364

Accumulated depreciation
Network infrastructure (All operational)	7,326,559	1,693,374	(218,894)	—	23,568	(6,887)	628,497	—	9,446,217
Land and buildings	209,918	50,514	(274)	—	9	—	4,686	(25,765)	239,088
Equipment, fixtures and fittings	539,827	77,694	(10,839)	—	49	(2,694)	29,470	—	633,507
Motor vehicles	31,306	2,637	(712)	—	—	(918)	1,917	—	34,230
Leasehold improvements	245,747	30,233	(547)	—	12	(1,639)	2,200	—	276,006

Total	8,353,357	1,854,452	(231,266)	—	23,638	(12,138)	666,770	(25,765)	10,629,048

Net book amount	9,665,408	1,153,776	(21,976)	(7,811)	(34,382)	(10,023)	391,380	(20,056)	11,116,316

Depreciation expenses for the years ended 31 December 2018, 2017 and 2016 amounting to TL 1,888,834, TL 1,499,242 and TL 1,278,009, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on property, plant and equipment for the years ended 31 December 2018, 2017 and 2016 are TL 34,382, TL 39,721 and TL 43,198, respectively and are recognized in depreciation expenses.

Capitalization rates and amounts other than borrowings made specifically for the purpose of acquiring a qualifying asset are 6.8%, 10.0% and 9.9%, TL 75,054 and TL 66,513 and TL 76,899 for the years ended 31 December 2018, 2017 and 2016 respectively.

Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments.

The network infrastructure mainly consists of mobile and fixed network infrastructure investments.

	Balance as at 1 January 2017	Additions	Disposals	Transfers	Impairment expenses/ (reversals)	Effects of movements in exchange rates	Transfer from investment property	Balance as at 31 December 2017
Cost
Network infrastructure (All operational)	13,897,308	574,301	(1,009,922)	1,907,022	—	111,419	—	15,480,128
Land and buildings	519,702	162,206	(1,340)	39,130	—	1,766	64,594	786,058
Equipment, fixtures and fittings	617,732	117,087	(10,854)	2,209	—	2,028	—	728,202
Motor vehicles	34,136	4,415	(1,719)	—	—	384	—	37,216
Leasehold improvements	311,761	7,400	(5,041)	486	—	261	—	314,867
Construction in progress	566,523	2,063,329	—	(1,949,000)	(14,535)	5,977	—	672,294

Total	15,947,162	2,928,738	(1,028,876)	(153)	(14,535)	121,835	64,594	18,018,765

Accumulated depreciation
Network infrastructure (All operational)	6,843,580	1,353,419	(990,719)	—	23,589	96,690	—	7,326,559
Land and buildings	159,351	26,295	(221)	—	1,482	645	22,366	209,918
Equipment, fixtures and fittings	497,606	48,393	(8,202)	—	115	1,915	—	539,827
Motor vehicles	30,252	2,276	(1,642)	—	—	420	—	31,306
Leasehold improvements	220,668	29,138	(4,417)	—	—	358	—	245,747

Total	7,751,457	1,459,521	(1,005,201)	—	25,186	100,028	22,366	8,353,357

Net book amount	8,195,705	1,469,217	(23,675)	(153)	(39,721)	21,807	42,228	9,665,408